BALANCE SHEET COMPONENTS - Schedule of Accrued Expenses (Parenthetical) (Details)	Mar. 31, 2026 USD ($)
Related Party Transaction [Line Items]
Amounts payable	$ 2,474,831	[1]
RegTech [Member]
Related Party Transaction [Line Items]
Amounts payable	1,440,011
TAG [Member]
Related Party Transaction [Line Items]
Amounts payable	$ 1,034,820

[1]	The amount presented as of March 31, 2026 includes amounts payable to RegTech and TAG of $1,440,011 and $1,034,820, respectively.